Inventories (Details) - Schedule of inventories - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories Abstract
Finished goods	SFr 11,644	SFr 839,221
Total	SFr 11,644	SFr 839,221